Goodwill (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in Carrying Amount of Goodwill

Goodwill allocated to reportable segments as of December 31, 2016 and 2015 and changes in the carrying amount of goodwill during the years ended December 31, 2016 and 2015 are as follows:

	Automotive and Discrete Group (ADG)	Microcontrollers and Digital ICs Group (MDG)	Analog and MEMS Group (AMG)	Others	Total
December 31, 2014	—	80	2	—	82

Foreign currency translation	—	(6)	—	—	(6)

December 31, 2015	—	74	2	—	76

Business combination	—	42	—	—	42

Foreign currency translation	—	(2)	—	—	(2)

December 31, 2016	—	114	2	—	116